Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions

(20) Related Party Transactions

Name of party	Relationship

Hongkong Ruishang International Trade Co., Ltd. (the “Hongkong Ruishang”)	Shareholder of the Company（52.9%）

Shandong Fuhua Investment Company Limited. (“Shandong Fuhua”)	Shareholder of the Company（12.54%）

Shanghai Meicheng Enterprises Management Co.,Ltd. (the “Shanghai Meicheng”)	100% Ownership of Hongkong Ruishang

Due to related parties

In April 2014, the Company obtained a loan for a total amount of RMB105,000 from Shandong SNTON Optical Materials Technology Co., Ltd. (the “Shandong SNTON”) to pay off certain short-term loans due to Bank of Communications Co., Ltd. The interest was calculated at the benchmark rate, plus an additional 20% of the said benchmark rate, for the loan of the same term announced by the People’s Bank of China. The interest was paid quarterly and settled in full at the end of the year. As of December 31, 2014, the principal of this loan and the interest were paid. In March 2015, the Company entered into a supplemental agreement with Shandong SNTON pursuant to which the parties agreed that the Company would pay off the principal of this loan plus interest upon the availability of new loans from banks or other financial institutions.

On June 23, 2020, Shandong SNTON Group Co., Ltd. (the “SNTON Group”) transferred its equity in Hongkong Ruishang International Trade Co., Ltd. (“Hongkong Ruishang”) to Shanghai Meicheng Enterprise Management Co., Ltd., (“Shanghai Meicheng”). SNTON Group previously held the Company’s 52.9% controlling outstanding ordinary shares (the “Shares”) indirectly through Hongkong Ruishang. As a result of this transfer, there is no longer relationship between the Company and Shandong SNTON.

According to the credit of assignment agreement between Shandong SNTON and Shandong Shengjia Industrial Park Operation and Management (“Shandong Shengjia”), Shandong SNTON transferred its right of credit in the Company to Shandong Shengjia. Shandong Shengjia further transferred it to Shanghai Meicheng. As of December 31, 2021, we have paid off all the principal and interest to Shanghai Meicheng.